EMPLOYEE AND DIRECTOR INCENTIVE PLANS - Narrative (Q1) (Details)				3 Months Ended	12 Months Ended
	Jan. 14, 2021 shares	Oct. 28, 2020 shares	Jul. 15, 2020 shares	Mar. 31, 2021 USD ($) plan $ / shares shares	Dec. 31, 2020 USD ($) plan $ / shares shares	Mar. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity conversion ratio	1				1
Stock-based compensation expense | $				$ 1,400,000	$ 1,000,000.0
Number of share based compensation plans | plan				2	2
Contract period				10 years	10 years
Weighted-average grant-date strike price of options ($ per share) | $ / shares				$ 11.65	$ 7.31
Intrinsic value of options exercised | $				$ 0	$ 0
Shares converted (in shares)				0	0
Options exercised (in shares)				0	0
Warrants exercised (in shares)				0	0
Unrecognized stock-based compensation | $				$ 10,300,000	$ 10,600,000
Fair value of vested shares | $				$ 0	$ 0
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted (in shares)	36,790			37,000	1,245,000
Stock-based compensation expense | $				$ 8,500,000	$ 8,800,000
Weighted-average remaining period of RSUs				2 years 3 months 14 days	2 years 6 months 14 days
Weighted average grant date fair value ($ per share) | $ / shares					$ 7.31	$ 7.09	$ 0
Options exercised (in shares)				0	0
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercised (in shares)				0	0
2020 Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Capital shares reserved for future issuance (in shares)			11,600,000
2020 Omnibus Incentive Plan | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted (in shares)		1,200,000
Continuous service period	3 years	3 years
2020 Omnibus Incentive Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			3 years
Contract period			10 years